Definition of Terms in Fund Name	Jul. 22, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objectives. The Trust seeks current monthly income and capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying common stocks and ETFs.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests approximately 50% in common stocks of dividend-paying companies and approximately 50% in ETFs which invest in (i) U.S. corporate bonds, (ii) foreign corporate bonds and (iii) foreign government bonds.

The Common Stock portion of the portfolio is comprised of 15 approximately equally-weighted, sector-diverse equity income stocks.

The Sponsor created an initial universe of Common Stocks by selecting stocks that trade on a U.S. stock exchange either directly or through an ADR (American Depositary Receipt), have a market capitalization of greater than $5 billion, have a current dividend yield greater than the average of companies in the S&P 500® Index and have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements.

The Sponsor’s selection process begins by examining the historical financial results of the Common Stocks from the initial universe. An estimated value is calculated for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. The CFROI method compares an estimate of a company’s internal rate of return against an estimate of a company’s cost of capital. Companies that generate returns in excess of their capital costs are favored over companies that do not. A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. The companies which currently trade at an attractive market price relative to their estimated value are favored over companies that do not.

The final portfolio is then selected by a team of equity analysts who evaluate the common stock’s relative valuation and other qualitative factors such as competitive advantages, new products and quality of management.

Our selection process attempts to find the Common Stocks with the best prospects for capital appreciation by identifying those that meet our investment objectives, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

The ETFs were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the ETFs (requiring a minimum market capitalization of $50,000,000 for each ETF), the current dividend yield of the ETFs (prioritizing ETFs with the highest dividend yields) and the quality and character of the securities held by the ETFs (mostly focusing on credit quality, maturity and duration within each bond category, which are balanced to varying degrees based on current economic conditions). The Trust does not have any specific criteria related to credit quality, maturity or duration. All other factors being equal, the Sponsor will select ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the ETFs.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to large capitalization companies through the Trust’s investments in the Common Stocks and to high-yield securities and investment grade securities through the Trust’s investments in the Funds. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

As with any similar investments, there can be no guarantee that the objectives of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.